Net Income Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended				4 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 ParticipatingSecurities	Dec. 31, 2010 ParticipatingSecurities	Dec. 31, 2009
Basic
Average common shares outstanding									103,471,323	107,021,624	113,514,399
Net income	$ 68,316	$ 32,603	$ 179,877	$ 179,115	$ 175,258	$ 181,706	$ 14,552	$ 72,918	$ 441,860	$ 462,485	$ 435,848
Less net income allocated to unvested restricted shares									(4,825)	(4,817)	(4,504)
Net income allocated to common shares									437,035	457,668	431,344
Net income per common share- basic	$ 0.64	$ 0.30	$ 1.74	$ 1.69	$ 1.63	$ 1.67	$ 0.14	$ 0.68	$ 4.22	$ 4.28	$ 3.80
Diluted
Average common shares outstanding									103,471,323	107,021,624	113,514,399
Stock options and other contingently issuable shares (a)									2,200,650	1,763,893	943,089
Average common shares outstanding assuming dilution									105,671,973	108,785,517	114,457,488
Net income	68,316	32,603	179,877	179,115	175,258	181,706	14,552	72,918	441,860	462,485	435,848
Less net income allocated to unvested restricted shares assuming dilution									(4,756)	(4,749)	(3,679)
Net income allocated to common shares assuming dilution									$ 437,104	$ 457,736	$ 432,169
Net income per common share- diluted	$ 0.63	$ 0.30	$ 1.71	$ 1.66	$ 1.60	$ 1.64	$ 0.14	$ 0.67	$ 4.14	$ 4.21	$ 3.78
Net Income Per Common Share (Textual) [Abstract]
Average common shares outstanding, anti-dilutive									101,260	1,544,620	4,759,922
Classes of participating securities									2	2
Percent common shares representing outstanding shares							99.00%		99.00%
Percent restricted shares representing outstanding shares							1.00%		1.00%